Unaudited Condensed Consolidated Interim Statement of Cash Flows - GBP (£) £ in Thousands		6 Months Ended
		Jul. 31, 2019	Jul. 31, 2018
Cash flows from operating activities
(Loss) / profit before income tax		£ (11,088)	£ 20,337	[1],[2]
Adjusted for:
Gain on re-measurement of financial liabilities on funding arrangements		0	(539)	[1]
Finance income		(2)	(2,786)	[1]
Finance costs		123	350	[1]
Foreign exchange gain		(1,319)	(839)	[1]
Depreciation		284	324	[1]
Amortization of intangible fixed assets		414	415	[1]
Loss on disposal of assets		10	24	[1]
Impairment of goodwill and intangible assets		0	3,986	[1],[2]
Share-based payment		330	1,163	[1]
Adjusted (loss) / profit from operations before changes in working capital		(11,248)	22,435	[1]
Decrease / (increase) in trade and other receivables		2,930	(327)	[1]
Decrease in deferred revenue		(477)	(37,519)	[1]
Decrease in trade and other payables		(2,482)	(2,378)	[1]
Cash used in operations		(11,277)	(17,789)	[1]
Contingent consideration paid		(549)	0
Taxation received / (paid)		4,897	(53)	[1]
Net cash used in operating activities		(6,929)	(17,842)	[1]
Investing activities
Purchase of property, plant and equipment		(118)	(50)	[1]
Purchase of intangible assets		(100)	(5)	[1]
Interest received		2	2	[1]
Net cash used in investing activities		(216)	(53)	[1]
Financing activities
Proceeds from issue of share capital		0	15,000	[1]
Transaction costs on share capital issued		0	(858)	[1]
Proceeds from exercise of share options		1	100	[1]
Repayment of lease liabilities		(179)	(159)	[1]
Net cash (used in) / generated from financing activities		(178)	14,083	[1]
Decrease in cash and cash equivalents		(7,323)	(3,812)	[1]
Effect of exchange rates in cash and cash equivalents		1,331	839	[1]
Cash and cash equivalents at beginning of the period	[3]	26,858	20,102	[1]
Cash and cash equivalents at end of the period		£ 20,866	£ 17,129	[1]

[1]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 16 ‘Leases’
[2]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 16 ‘Leases’’
[3]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 16 ‘Leases’’